RELATED PARTY TRANSACTIONS - Additional Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Directors' remuneration expense	$ 1,462	$ 863	$ 2,108	$ 1,529
Key Management and Executive Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Balance outstanding to a related party	$ 679		$ 679		$ 1,640
Key Management and Executive Directors | RSU expense
Disclosure Of Transactions Between Related Parties [Line Items]
Restricted Share Units granted (in shares) | shares			222,113	0